March 6, 2000
                         DREYFUS INTERMEDIATE MUNICIPAL
                                BOND FUND, INC.
                            SUPPLEMENT TO PROSPECTUS
                             DATED OCTOBER 1, 1999

        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACED ANY CONTRARY INFORMATION CONTAINED IN THE FUNDS PROSPECTUS:
        Shares acquired by purchase or exchange after May 9, 2000, and redeemed or exchanged less than 30 days after they are acquired, will be subject to a redemption fee of 0.10% of the value of the shares redeemed or exchanged. The redemption fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. For purposes of calculating the 30-day holding period, the Fund will employ the first in, first out method, which assumed that the shares redeemed or exchanged are the ones held the longest.
        No redemption fee will be charged on the redemption or exchange of shares (1) through the Funds Check Redemption Privilege Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by securities dealers, banks or other financial institutions approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation s networking system, or (4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.

    947s0300


                                 March 6, 2000
                         DREYFUS INTERMEDIATE MUNICIPAL
                                BOND FUND, INC.
                               SUPPLEMENT TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 1, 1999

        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACED ANY CONTRARY INFORMATION CONTAINED IN THE FUNDS STATEMENT OF ADDITIONAL INFORMATION:
        Shares acquired by purchase or exchange after May 9, 2000, and redeemed or exchanged less than 30 days after they are acquired, will be subject to a redemption fee of 0.10% of the value of the shares redeemed or exchanged. The redemption fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. For purposes of calculating the 30-day holding period, the Fund will employ the first in, first out method, which assumed that the shares redeemed or exchanged are the ones held the longest.
        No redemption fee will be charged on the redemption or exchange of shares (1) through the Funds Check Redemption Privilege Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by securities dealers, banks or other financial institutions approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation s networking system, or (4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.

        947s0300sai